Commitments for expenditure - Purchase commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments for expenditure
Commitments for facility construction	$ 484,468	$ 239,759	$ 165,274
Commitments for the acquisition of property, plant and equipment	476,132	800,597	1,146,275
Commitments for the acquisition of intangible assets	5,596	5,491	29,392
Total capital commitments	$ 966,196	$ 1,045,847	$ 1,340,941